UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22516

GAI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) As of June 30, 2015

Strategy	Investments	Cost	Fair Value
Event-Driven - 20.89%
	AJR International (BVI) Inc	$2,600,000	$2,601,577
	Corvex Offshore Ltd.	3,300,000	3,769,616
	Tyrus Capital Event Fund Limited	3,350,000	3,876,689
	ValueAct Capital International II, LP	1,639,005	2,082,268
	West Face Long Term Opportunities (USA) LP*	56,571	32,439
	West Face Long Term Opportunities Fund Ltd.	417,867	524,893
	York European Opportunities Unit Trust	3,304,264	3,670,719
			16,558,201
Long/Short Credit - 22.29%
	Centerbridge Credit Partners Offshore, Ltd.	911,858	1,132,088
	Centerbridge Credit Partners, LP*	10,880	34,372
	Redwood Offshore Fund Ltd.	4,950,000	6,010,821
	Thoroughbred Offshore Fund Ltd.	3,479,020	4,840,415
	York Credit Opportunities Unit Trust	4,842,121	5,652,520
			17,670,216
Long/Short Equities - 32.19%
	AKO Fund Limited	2,501,729	3,105,196
	Broadway Gate Offshore Fund, Ltd.	260,000	278,835
	Cadian Offshore Fund Ltd.	1,912,500	2,270,167
	Elizabeth Park Capital Offshore Fund, Ltd.	2,700,000	2,800,498
	Greenlight Capital Offshore (Gold), Ltd.	877,500	1,088,769
	Greenlight Capital Offshore Qualified, Ltd.	1,953,361	2,255,030
	Karst Peak Asia Offshore Fund	2,550,000	2,810,241
	Lansdowne Developed Markets Fund Limited	2,391,314	3,526,584
	Miura Global Fund, Ltd.	2,963,922	3,857,725
	Naya Fund	313,516	340,009
	North Tide Capital Offshore, Ltd.	3,500,000	3,152,174
	Passport Special Opportunities Fund, LP*	22,600	28,647
			25,513,875
Macro - 13.18%
	AHL (Cayman) SPC	1,605,419	1,895,101
	Brevan Howard Multi-Strategy Fund Limited	506,120	577,387
	Discovery Global Macro Fund, Ltd.	675,000	710,335
	Discovery Global Opportunity Fund, Ltd.	2,137,185	2,734,820
	Dymon Asia Macro Fund	2,465,259	2,862,878
	Trient Global Macro Fund	1,700,000	1,665,171
			10,445,692

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2015

Strategy	Investments	Cost	Fair Value
Opportunistic - 9.53%
	JHL Capital Group Fund Ltd.	$2,975,000	$3,114,211
	Luxor Capital Partners Offshore, Ltd.	2,099,990	2,165,126
	Roystone Capital Offshore Fund Ltd.	1,950,000	2,271,278
			7,550,615
Total Investments (Cost $66,922,001**) - 98.08%			77,738,599
Other Assets and Liabilities, net - 1.92%			1,519,369
Net Assets - 100.00%			$79,257,968

Percentages shown are stated as a percentage of net assets as of June 30, 2015. All investments in Investment Funds are non- income producing.

*	Investment Fund held in GAI Aurora Special Onshore Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2015, as computed for federal tax purposes, were as follows:

Aggregate cost	$79,074,208
Gross unrealized appreciation	$2,268,180
Gross unrealized depreciation	(3,603,789)
Net unrealized depreciation	$(1,335,609)

Investments by Strategy (as a percentage of total investments)
Long/Short Equitieis	32.82%
Long/Short Credit	22.73
Event-Driven	21.30
Macro	13.44
Opportunistic	9.71
100.00%

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2015

Fair Value Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. On May 1, 2015, FASB issued Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent. ASU 2015-07 is generally effective for periods beginning after December 15, 2015 with earlier adoption permitted. The GAI Aurora Opportunities Fund, LLC and its wholly-owned subsidiary, GAI Aurora Special Onshore Asset Holdings, Inc. (together, the "Fund") has elected to adopt ASU 2015-07 as of June 30, 2015. As a result, investments in various collective investment vehicles ("Investment Funds") with a fair value of $77,738,599 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows:

Description	Total Fair Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Signfiicant Unobserable Inputs
Investment Funds	$77,738,599	$–	$–	$–
Total Investments	$77,738,599	$–	$–	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2015. The Fund had no unfunded capital commitments as of June 30, 2015.

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2015

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2015:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps). Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments. The use of leverage varies considerably. Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, fixed income commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage). Capital is opportunistically allocated as such Investment Managers perceive each strategy's opportunity set changing with market conditions.

Please refer to the March 31, 2015 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	08/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	08/19/15

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	08/19/15

* Print the name and title of each signing officer under his or her signature.